Income taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes
Income before income tax expense
The following table presents the components of Income before income tax expense for the fiscal year ended March 31, 2026:

2026
(in millions of yen)
Domestic	241,757
Foreign	1,443,869

Total Income before income tax expense	1,685,627

Income tax expense
The following tables present the components of Income tax expense for the fiscal years ended March 31, 2024, 2025 and 2026; the table for the fiscal years ended March 31, 2024 and 2025 reflects applicable U.S. GAAP requirements prior to the adoption of ASU No.2023-09:

	2024	2025

	(in millions of yen)
Current:
Domestic	36,237	92,815
Foreign	223,529	211,075

Total current tax expense	259,765	303,890

Deferred:
Domestic	170,106	(101,241)
Foreign	(4,750)	(3,116)

Total deferred tax expense (benefit)	165,355	(104,358)

Total income tax expense	425,120	199,532

2026
(in millions of yen)
Current:
Domestic:
National	221,284
Local	32,838
Foreign	170,937

Total current tax expense	425,059

Deferred:
Domestic:
National	(70,405)
Local	(4,044)
Foreign	9,003

Total deferred tax expense (benefit)	(65,445)

Total income tax expense	359,613

Income taxes paid
The following table presents the components of Income taxes paid for the fiscal year ended March 31, 2026:

2026
(in millions of yen)
Japan:
National	95,979
Local	8,903
Foreign:
The United States:
Federal	57,759
State and local	15,820
Other jurisdictions	97,982

Total income taxes paid	276,443

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2024, 2025 and 2026. The detailed amounts recorded directly in Equity are as follows:

	2024	2025	2026

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	8,273	(22,487)	(45,991)
Less: reclassification adjustments	5,151	5,586	24,560

Total	13,425	(16,901)	(21,431)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	2,181	(2,181)
Less: reclassification adjustments	—	—	—

Total	—	2,181	(2,181)

Defined benefit plan adjustments:
Unrealized gains (losses)	42,415	(18,658)	81,940
Less: reclassification adjustments	(9,759)	(14,301)	(12,509)

Total	32,655	(32,960)	69,431

Own credit risk adjustments:
Unrealized gains (losses)	(6,590)	6,485	(2,838)
Less: reclassification adjustments	552	197	(32)

Total	(6,038)	6,682	(2,869)

Total tax effect before allocation to noncontrolling interests	40,043	(40,998)	42,949

Reconciliation of Income tax expense
The following table shows a reconciliation of the applicable statutory tax rate to the effective tax rate for the fiscal years ended March 31, 2024 and 2025, and is based on the applicable U.S. GAAP requirements prior to the adoption of ASU No.2023-09:

	2024	2025
Effective statutory tax rate (2)	30.62%	30.62%
Income not subject to tax	(0.58)	(1.22)
Expenses not deductible for tax purposes	0.08	0.18
Tax rate differentials of subsidiaries	(0.92)	(1.35)
Change in valuation allowance	(2.34)	(0.07)
Change in undistributed earnings of subsidiaries	0.52	1.43
Noncontrolling interest income (loss) of consolidated VIEs.	(5.35)	2.06
Effect of enacted change in tax rates	—	(0.36	) (1)
Foreign tax credit and payments	3.80	(1.80)
Income excluded from taxable income of enterprise tax	(1.04)	(2.14)
Controlled foreign company rules	0.06	0.03
Other	1.34	(1.10)

Effective income tax rate	26.19%	26.28%

Note:
(1)
On March 31, 2025, the National Diet of Japan approved a bill affecting the effective statutory tax rates of MHFG and its domestic subsidiaries. As a result, the effective statutory tax rate will be increased to 31.52% from the previous rate of 30.62% beginning on or after the fiscal year ending March 31, 2027. The increase in the Group’s balance of net deferred tax assets, reflecting such tax rate increases, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 202
5
.

The following table shows a reconciliation of the applicable statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026.

	2026
	Amount	Percent
	(in millions of yen, expect percentages)
Tax at Japan national statutory tax rate (2)	431,352	25.59%
Local taxes, net of national income tax effect (3)	20,765	1.23
Foreign tax effects:
The United States	(21,702)	(1.29)
Other foreign jurisdictions	12,369	0.73
Effect of cross-border tax laws	2,335	0.14
Nontaxable or nondeductible items:
Noncontrolling interest income from consolidated VIEs	(33,077)	(1.96)
Others	(6,827)	(0.41)
Tax credits	(13,693)	(0.81)
Change in valuation allowance	(580)	(0.03)
Other adjustments	(31,329)	(1.86)

Total income tax expense and effective tax rate	359,613	21.33%

Notes:
(2)
Income taxes applicable to us in Japan are imposed by the national and local governments, and the aggregate of these taxes resulted in a combined normal effective statutory tax rate of 30.62% for each of the fiscal years ended March 31, 2024 and 2025. MHFG used the Japanese statutory corporate income tax rate of 25.59% as the applicable national statutory tax rate in the reconciliation of the statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026. Foreign subsidiaries are subject to income taxes of the jurisdictions in which they operate, and these taxes are reflected in the effective income tax rate.

(3)	Local taxes in Tokyo made up the majority (greater than 50%) of the tax effect in this category.
Deferred tax assets and liabilities
The components of net deferred tax assets at March 31, 2025 and 2026 are as follows:

	2025	2026
	(in millions of yen)
Deferred tax assets:
Derivative financial instruments	224,074	408,829
Allowance for credit losses	288,385	364,516
Lease liabilities	158,220	166,026
Trading securities	115,783	92,607
Foreign tax credit and payments (1)	112,412	87,110
Premises and equipment	45,797	52,928
Available-for-sale securities	1,454	38,313
Net operating loss carryforwards (2)(3)	151,390	134,675
Other	338,067	325,147

	1,435,582	1,670,149
Valuation allowance (1)(2)(3)	(215,626)	(185,857)

Deferred tax assets, net of valuation allowance	1,219,956	1,484,291

Deferred tax liabilities:
Investments	370,063	606,109
Prepaid pension cost and accrued pension liabilities	203,490	212,903
Right-of-use assets	148,989	152,952
Other	188,913	184,537

Deferred tax liabilities	911,454	1,156,502

Net deferred tax assets	308,502	327,790

Notes:
(1)
The amount includes ¥82,572 million and ¥59,644 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2025 and 2026, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal year ending March 31, 2027.

(2)
The amount includes ¥11,423 million and ¥1,613
million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by
¥4,408
million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(3)
The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
MHFG has neither the plan nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses as of March 31, 2026.
Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.
As of March 31, 2026, the accumulated amount of undistributed earnings that will be indefinitely reinvested and the unrecognized deferred tax liabilities related to such subsidiaries are approximately ¥580 billion and ¥68 billion, respectively.
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2025 and
2026
:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2025
Japan (1)	54	(35)	20
The United States	5	—	5
The United Kingdom (2)	90	(90)	—
Others	2	—	2

Total	151	(125)	26

2026
Japan (3)	31	(26)	5
The United States	5	(1)	4
The United Kingdom (2)	98	(98)	—
Others	1	—	1

Total	135	(125)	10

Notes:
(1)
¥25 billion of the Japan deferred tax assets of ¥54 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥12 billion of the Japan deferred tax assets of ¥54 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥25 billion of the Japan deferred tax assets of ¥31 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥3 billion of the Japan deferred tax assets of ¥31 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

Determination of valuation allowance
In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning
strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale
securities and equity securities to constitute a prudent and feasible tax-planning
strategy and strong positive evidence. The Group has the ability to control when its available-for-sale
securities and equity securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.
Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.
Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.
A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. The Group has applied the consolidated taxation system from the fiscal year ended March 31, 2022 and has shifted to the Japanese Group Relief System beginning with the fiscal year ended March 31, 2023. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries. Therefore, when calculating deferred tax assets and liabilities and valuation allowance as of March 31, 2022, the Group considered the effect of the shift to the Japanese Group Relief System. The impact of the shift to the Japanese Group Relief System was not material to the consolidated financial statements. The changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources.
In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2026, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.
The Group determined whether cumulative losses were recognized by aggregating pretax results
for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2026. A valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2026, MHFG’s securities subsidiary in the United Kingdom has come out of three-year cumulative loss position. However, it has a history of cumulative loss in prior periods. The Group evaluated the weight of both positive and negative evidence, including the subsidiary’s historically limited profitability and significant uncertainty regarding future earnings potential. Due to the uncertainty around the sustainability of earnings and absence of objectively verifiable future taxable income, the company continues to maintain a full valuation allowance for this subsidiary. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions of yen)
Balance at beginning of fiscal year	198,800	233,991	215,626
Changes that directly affected Income tax expense	(38,055)	(538)	(5,100)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	73,246	(17,826)	(24,668)

Total	73,246	(17,826)	(24,668)

Balance at end of fiscal year	233,991	215,626	185,857

The decrease in the fiscal year ended March 31, 2024 of ¥38,055 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The increase in the fiscal year ended March 31, 2024 of ¥73,246 million in others was primarily related to an increase in the valuation allowance that is fully recognized against the MHBK’s foreign tax credit carryforwards.
The decrease in the fiscal year ended March 31, 2025 of ¥538 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The decrease in the fiscal year ended March 31, 2025 of ¥17,826 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHBK’s foreign tax credit carryforwards.
The decrease in the fiscal year ended March 31, 2026 of ¥5,100 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The decrease in the fiscal year ended March 31, 2026 of ¥24,668 million in others was primarily related to a decrease in the valuation allowance that is mainly recognized against the MHBK’s foreign tax credit carryforwards.
Net operating loss carryforwards
At March 31, 2026, the MHFG Group had net operating loss carryforwards totaling ¥416 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1)(3)
(in billions of yen)
Fiscal year ending March 31:
2027	—
2028	—
2029	—
2030	—
2031	—
2032 and thereafter (2)	415

Total	416

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes at MHFG amounted to
 ¥518
billion (tax-effected
¥25 billion)
as of March 31, 2026 and are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending
March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.
(3)
Net operating loss carryforwards related to Japanese local taxes at MHBK amounted to
¥80
billion (tax-effected
¥3
billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending
March 31, 2034.

Uncertainty in income tax
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	7,043	7,639	4,766

Gross amount of increases (decreases) related to positions taken during prior years	205	(1,132)	130
Gross amount of increases related to positions taken during the current year	1,080	585	678
Amount of decreases related to settlements	(1,633)	(2,232)	(522)
Foreign exchange translation	944	(94)	331

Total unrecognized tax benefits at end of fiscal year	7,639	4,766	5,383

The total amount of unrecognized tax benefits including ¥3,014 million, ¥1,477 million and ¥1,746 million of interest and penalties was ¥7,639 million, ¥4,766 million and ¥5,383 million at March 31, 2024, 2025 and 2026, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.
The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2017, 2011 and 2020, respectively.